PARTICIPATING LOAN INTERESTS - Outstanding Principal (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment property
Participating loan interests	$ 0	$ 268
Darling Park Complex, Sydney
Disclosure of detailed information about investment property
Participation interest (percent)	0.00%	30.00%
Participating loan interests	$ 0	$ 268